Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net loss per share
The following table sets forth the computation of basic and diluted net loss per share for the period from July 11, 2022 through December 31, 2022 (in thousands, except share and per share amounts):

Numerator
Net loss for the period from July 11, 2022 through December 31, 2022	$(54,503)
Less: Net loss attributable to noncontrolling interests for the period from July 11, 2022 through December 31, 2022	(40,103)

Net loss available to Class A ordinary shareholders of ProKidney Corp. for the period from July 11, 2022 through December 31, 2022, basic and diluted	$(14,400)

Denominator
Weighted average Class A ordinary shares or ProKidney Corp. outstanding, basic and diluted	61,540,231

Net loss per Class A Unit

Net loss per Class A ordinary share of ProKidney Corp., basic and diluted	$(0.23)

Antidilutive securities
ProKidney Corp. Class B ordinary shares	171,578,320
Unvested Restricted Stock Rights	8,369,796
Earnout Rights	17,500,000
Legacy SCS Restricted Share Units	50,000
Stock options granted under the 2022 Equity Incentive Plan	9,504,715